Composition of Certain Financial Statement Captions - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, net [Abstract]
Office and computer equipment		$ 1,778	$ 1,632
Leasehold improvements		1,810	1,810
Property and equipment, gross		3,588	3,442
Less accumulated depreciation		(3,140)	(2,536)
Property and equipment, net	$ 273	$ 448	$ 906